Segmented Reporting - Summary of Segment Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	6,548	6,074
Purchased power	3,419	3,020
Operation, maintenance and administration	1,192	1,106
Depreciation and amortization	722	676
Income before financing charges and provision for payments in lieu of corporate income taxes	1,215	1,272
Capital investments	1,530	1,394
Total assets	22,550	21,625
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	1,588	1,529
Operation, maintenance and administration	394	375
Depreciation and amortization	346	327
Income before financing charges and provision for payments in lieu of corporate income taxes	848	827
Capital investments	845	714
Total assets	12,540	11,846
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	4,903	4,484
Purchased power	3,419	3,020
Operation, maintenance and administration	742	672
Depreciation and amortization	367	340
Income before financing charges and provision for payments in lieu of corporate income taxes	375	452
Capital investments	680	673
Total assets	9,805	8,805
Other [Member]
Segment Reporting Information [Line Items]
Revenues	57	61
Operation, maintenance and administration	56	59
Depreciation and amortization	9	9
Income before financing charges and provision for payments in lieu of corporate income taxes	(8)	(7)
Capital investments	5	7
Total assets	205	974